SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 JPY (¥) shares	Jun. 30, 2024 JPY (¥) shares	Dec. 31, 2024 JPY (¥)	Jun. 30, 2025 JPY (¥)
Product Information [Line Items]
Foreign currency transactions			Translations of amounts in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income, and unaudited interim condensed consolidated statements of cash flows from JPY into US$ as of and for the six months ended June 30, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of $1 = JPY144.17, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.
Cash				¥ 0	¥ 0
Allowance for credit losses of accounts receivable	$ 46,008	¥ 6,632,983		3,648,121
Total deferred expenses	207,637			29,643,193	29,935,018
Impairment of long-lived assets		0		0
Charges related to IPO	598,128	86,232,087
Deferred IPO costs	1,690,464			¥ 157,482,065	¥ 243,714,152
Registration fees	225,542	32,516,324	¥ 37,721,352
Advertising expenses	458,524	66,105,459	55,452,500
Grant income	$ 65,198	¥ 9,399,558	¥ 12,913,919
Dilutive shares | shares	3,000	3,000	3,205,262
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | A Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				21.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | B Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				12.60%
Accounts Payable [Member] | Customer Concentration Risk [Member] | C Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				10.40%
Accounts Payable [Member] | Customer Concentration Risk [Member] | D Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	20.30%	20.30%